BORROWINGS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
BORROWINGS
Borrowings from banks	$ 5,702,259	$ 734,099	$ 5,651,565
Banks
BORROWINGS
Borrowings from banks	$ 5,702,259		$ 5,651,565